Average Annual Total Returns - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 28, 2023
Fidelity Advisor Large Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(13.44%)
Past 5 years	7.02%
Past 10 years	11.05%
Fidelity Advisor Large Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.05%)
Past 5 years	5.11%
Past 10 years	9.44%
Fidelity Advisor Large Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.80%)
Past 5 years	5.16%
Past 10 years	8.75%
Fidelity Advisor Large Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(9.75%)
Past 5 years	7.47%
Past 10 years	11.03%
Fidelity Advisor Large Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(11.60%)
Past 5 years	7.25%
Past 10 years	11.03%
Fidelity Advisor Large Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(7.91%)
Past 5 years	8.58%
Past 10 years	12.01%
Fidelity Advisor Large Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(7.82%)
Past 5 years	8.71%
Since Inception	10.16%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%

[1]	A From February 1, 2017